ATA Creativity Global ("Parent Company") (Tables) - ATA Creativity Global	12 Months Ended
Dec. 31, 2022
Schedule of Condensed Balance Sheets
Condensed Balance Sheets

	December 31, 2021	December 31, 2022	December 31, 2022
	RMB	RMB	USD
Cash and cash equivalents	2,235,730	1,098,896	159,325
Prepaid expenses and other current assets	3,892	4,252	616
Investments in subsidiaries	187,780,984	144,677,894	20,976,323

Total assets	190,020,606	145,781,042	21,136,264

Accrued expenses and other payables	2,251,514	2,681,709	388,811

Total liabilities	2,251,514	2,681,709	388,811

Common shares	4,720,147	4,720,147	684,357
Treasury shares	(9,818,754)	(8,626,894)	(1,250,782)
Additional paid in capital	540,583,564	542,058,092	78,591,036
Accumulated other comprehensive loss	(37,559,847)	(37,003,085)	(5,364,943)
Accumulated deficit	(310,156,018)	(358,048,927)	(51,912,215)

Total shareholders’ equity	187,769,092	143,099,333	20,747,453

Total liabilities and shareholders’ equity	190,020,606	145,781,042	21,136,264

Schedule of Consolidated Income Statement
Condensed Statements of Comprehensive Income (Loss)

	Year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	USD
Cost of revenues	—	(90,029)	(88,930)	(12,894)
Operating expenses	(10,748,782)	(6,412,398)	(6,175,519)	(895,366)
Provision for loan receivable	(3,943,902)	—	—	—
Investment loss	(83,753,528)	(5,120,016)	(41,635,317)	(6,036,554)
Interest income	63,613	139	6,861	995
Foreign currency exchange losses, net	(5)	(45)	(4)	(1)
Loss before income taxes	(98,382,604)	(11,622,349)	(47,892,909)	(6,943,820)

Income tax expense	—	—	—	—

Net loss	(98,382,604)	(11,622,349)	(47,892,909)	(6,943,820)

Other comprehensive income (loss)	53,445	(135,125)	556,762	80,723

Comprehensive loss	(98,329,159)	(11,757,474)	(47,336,147)	(6,863,097)

Schedule of Condensed Statements of Cash Flows
Condensed Statements of Cash Flows

	Year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	USD
Net cash used in operating activities	(10,150,979)	(4,529,860)	(4,509,052)	(653,751)
Cash flows from investing activities:
Cash received from subsidiaries	3,804,240	4,113,412	3,159,503	458,085
Cash lent to subsidiaries	(72,794,230)	(9,692)	(101,614)	(14,733)
Net cash provided by (used in) investing activities	(68,989,990)	4,103,720	3,057,889	443,352
Cash flows from financing activities:
Cash received from p rivate placement	8,530,931	—	—	—
Cash received for exercise of share options	—	232,245	218,943	31,744
Repurchase of treasury shares	(4,003,530)	—	—	—

Net cash provided by financing activities	4,527,401	232,245	218,943	31,744

Effect of foreign exchange rate changes on cash	(895,932)	(57,011)	95,386	13,830
Net decrease in cash	(75,509,500)	(250,906)	(1,136,834)	(164,825)
Cash and cash equivalents at beginning of year	77,996,136	2,486,636	2,235,730	324,150

Cash and cash equivalents at end of year	2,486,636	2,235,730	1,098,896	159,325